Commitments and Contingencies - Narrative (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2024	Aug. 26, 2021
Wheels Up Partners, LLC Counterclaim | Pending Litigation | Subsequent Event
Other Commitments [Line Items]
Damages sought			$ 75,000
Minimum
Other Commitments [Line Items]
Formal notice of exercise of put option	60 days	60 days
Lease term	5 years	5 years
Obligation at end of lease term				$ 2,070,000
Maximum
Other Commitments [Line Items]
Formal notice of exercise of put option	90 days	90 days
Lease term	10 years	10 years
Obligation at end of lease term				$ 3,450,000